Additional Information to the Items of Profit or Loss (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other (income) expenses:
Other (income) expenses, net	$ (425)	$ (1)	$ 8
Impairment of goodwill [Member]
Other (income) expenses:
Other (income) expenses, net	160
Impairment of intangible assets [Member]
Other (income) expenses:
Other (income) expenses, net	273
Capital gain from sale of subsidiary [Member]
Other (income) expenses:
Other (income) expenses, net			(34)
Share-based payment [Member]
Other (income) expenses:
Other (income) expenses, net			26
Capital loss from sale of equipment [Member]
Other (income) expenses:
Other (income) expenses, net		1
Capital gain from sale of property and equipment [Member]
Other (income) expenses:
Other (income) expenses, net	$ (8)